CRITICAL ACCOUNTING JUDGEMENTS	12 Months Ended
Jun. 30, 2025
EBP Japan
EBP, Accounting Policy [Line Items]
CRITICAL ACCOUNTING JUDGMENTS	CRITICAL ACCOUNTING JUDGMENTS
In the application of the Plan’s accounting policies, management is required to make judgments and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.
Critical Judgments in Applying Accounting Policies
Below is a critical judgment that management have made in the process of applying the Plan’s accounting policies and that have the most significant effect on the amounts recognized in financial statements.
Functional currency
Based on the economic substance of the underlying circumstances relevant to the Plan, the functional currency of Plan has been determined to be the Japanese Yen. The Japanese Yen is the currency of the primary economic environment in which the Plan operates.
The Japanese Yen is the currency of the contributions received from the Plan participants and the Companies.